Deposits for flight equipment purchases	12 Months Ended
Dec. 31, 2014
Statement of Financial Position [Abstract]
Deposits for flight equipment purchases
(6)	Deposits for flight equipment purchases

	2013	2014
Balance at beginning of year	211,844	206,781
Increase in purchase deposits	98,852	76,365
Capitalized interest	7,055	7,430
Capitalized expenses	2,099	222
Deposits applied against the purchase of flight equipment	(113,069)	(91,284)

Balance at end of the year	206,781	199,514